Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 10, 2020	Oct. 01, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 17, 2021
Accounting Policies [Line Items]
Impairment of long lived assets held for use					$ 496,000	$ 0
Proceeds from redeemable convertible preferred stock					8,934,000	161,233,000
Reduction in revenue					14,800,000
Performance obligations transaction price			$ 12,500,000	$ 12,500,000	11,000,000
Severance pay expense					2,000,000	1,700,000	$ 1,100,000
Deferred offering costs non current					374,000	0
Contract with customers liability recognized				95,000	283,000
Deferred Revenue			$ 3,473,000	$ 3,473,000	$ 3,473,000	$ 3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50	$ 11.50
Redemption price of outstanding warrants in whole and not in part			0.01	$ 0.01
Share price								$ 10
Warrants And Rights Subject To Mandatory Redemption One [Member]
Accounting Policies [Line Items]
Period to exercise warrants after business combination				30 days
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Minimum [Member]
Accounting Policies [Line Items]
Share price			$ 18	$ 18
Public Warrants [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Value, New Issues				$ 7,499,991
private Warrants [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Value, New Issues				1,918,750
Section Four Hundred And One K Plan [Member]
Accounting Policies [Line Items]
Employer matching contribution percentage					4.00%	4.00%	4.00%
Employer matching contribution to retirement plan amount					$ 14,000	$ 31,000	$ 9,000
Memorandum Of Understanding With Magna International [Member]
Accounting Policies [Line Items]
Advances from customers and deferred revenues			$ 1,403,000	1,403,000	$ 736,000
Merger Agreement [Member] | private Warrants [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Value, New Issues				$ 6,812,500
Israel [Member]
Accounting Policies [Line Items]
Severance pay percentage of monthly salary contribution to the fund					8.33%
In Case Registered As Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future	7,023,865
Series C One Redeemable Convertible Preferred Shares [Member]
Accounting Policies [Line Items]
Temporary equity shares issued during the period new issues		943,148	346,678	346,678	2,699,114
Proceeds from redeemable convertible preferred stock		$ 8,934,000
Series C One Redeemable Convertible Preferred Shares [Member] | Memorandum Of Understanding With Magna International [Member]
Accounting Policies [Line Items]
Temporary equity shares issued during the period new issues	1,755,966
Proceeds from redeemable convertible preferred stock	$ 0
Series C One Redeemable Convertible Preferred Shares [Member] | In Case Not Registered As A Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future	4,939,922